Financial instruments - Fair value - Level 2 instruments, maturity (Details) - Level 2 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 45,432	$ 45,635
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	8,130	15,038
1-3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	5,206	5,808
3-5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	3,059	4,330
Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 29,037	$ 20,459